Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 11, 2022
Prospectus Date	rr_ProspectusDate	Oct. 10, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A